Related Party Transaction - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Apr. 30, 2007
Related Party Transaction [Line Items]
Percentage of ownership interest			100.00%
Percentage of ownership interests sold		100.00%
Trade Receivable from related party	$ 0	$ 0
Trade Payable to related party	$ 0	$ 0
Group's Founder and CEO
Related Party Transaction [Line Items]
Percentage of ownership interest			43.00%